Fair Value Measurements (Tables)	12 Months Ended
May 31, 2019
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis and Categorized using Fair Value Hierarchy

The following tables present our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Available-for-sale debt securities:
U.S. Treasury and other government	$-	$24,547	$-	$24,547
Corporate bonds		462		462
Total available-for-sale debt securities	-	25,009	-	25,009
Trading and other equity securities:
Mutual funds - foreign		32,082		32,082
Mutual funds - domestic		67,739		67,739
Total trading and other equity securities	-	99,821	-	99,821
Contingent consideration			(21,551)	(21,551)
Total	$-	$124,830	$(21,551)	$103,279

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
U.S. Treasury and other government	$-	$23,049	$-	$23,049
Corporate bonds		467		467
Mutual funds - foreign		47,410		47,410
Mutual funds - domestic		107,017		107,017
Contingent consideration			(17,998)	(17,998)
Total	$-	$177,943	$(17,998)	$159,945

Fair Value and Carrying Value of Financial Instruments and Long-Term Debt	Based on the analysis performed, the fair value and the carrying value of our financial instruments and long-term debt as of May 31, 2019 and 2018 are as follows:

	At May 31, 2019
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$223,168	$223,168
Marketable equity securities	87,525	87,525
Marketable debt securities	25,009	25,009
Long-term debt, including current portion	2,525,908	2,526,817

	At May 31, 2018
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$244,422	$244,422
Marketable equity securities	144,555	144,555
Marketable debt securities	23,516	23,516
Long-term debt, including current portion	2,174,144	2,215,458